Inventories, Net - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Inventories [Line Items]
Less: Inventory Impairment	$ (105,176)
Total inventories, net	14,668,535	3,842,072
Smartphones [Member]
Schedule of Inventories [Line Items]
Inventories gross	12,725,500	645,832
Tablets [Member]
Schedule of Inventories [Line Items]
Inventories gross	273,956	570,441
Laptops and other [Member]
Schedule of Inventories [Line Items]
Inventories gross	$ 1,774,255	$ 2,625,799